                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-144000


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                                DATED MAY 1, 2008

--------------------------------------------------------------------------------

Depending on the broker-dealer through which you purchase your contract, the following CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES apply to all Purchase Payments made between October 1, 2008 and December 31, 2008:

--------------------------------------------------------------------------------
                                                                     PAYMENT
                                                                   ENHANCEMENT
                PAYMENT ENHANCEMENT LEVEL                              RATE
--------------------------------------------------------------------------------
Under $250,000                                                          5%
--------------------------------------------------------------------------------
$250,000 +                                                              6%
--------------------------------------------------------------------------------


The Payment Enhancement Rate currently being offered varies depending on the broker-dealer through which you purchase your contract. However, the fees and withdrawal charges remain the same.





Dated:  October 1, 2008





                Please keep this Supplement with your Prospectus



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